Financial risk management - Sensitivity Analysis (Detail) € in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Derivative [Line Items]
Increase of interest rates (in percentage)	0.010
Decrease of interest rates (in percentage)	0.010
Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 18.6	€ 34.4
Sensitivity analysis, impact of 1 percent point increase in interest rates	0.0	0.0
Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(6.6)	(20.3)
Sensitivity analysis, impact of 1 percent point increase in interest rates	45.9	43.5
US dollar | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	51.5	34.4
US dollar | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(6.9)	(4.3)
Japanese yen | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(32.9)	0.0
Japanese yen | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(2.2)	(13.4)
Taiwanese dollar | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Taiwanese dollar | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(3.7)	1.3
Other currencies | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Other currencies | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 6.2	€ (3.9)